UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2016 to September 30, 2016

Commission File Numbers:	Commission File Numbers:	Commission File Number:	Commission File Numbers:
333-141703-02;	333-141703;	333-205455	333-141703-01;
333-167413;	333-167413-02;		333-167413-01;
333-191359;	333-191359-02;		333-191359-01;
333-205455-01	333-205455-02;		033-54804
000-23108
Central Index Key Number:	Central Index Key Number:	Central Index Key Number:	Central Index Key Number:
0001407200	0000894329	0001645731	0000894327

DISCOVER CARD	DISCOVER CARD	DISCOVER	DISCOVER BANK
EXECUTION	MASTER TRUST I	FUNDING LLC
NOTE TRUST

(Exact name of the issuing	(Exact name of the issuing	(Exact name of the depositor	(Exact name of the sponsor
entity in respect of the Notes as	entity in respect of the Series	as specified in its charter)	as specified in its charter)
specified in its charter)	2007-CC Collateral Certificate)

Delaware	Delaware	Delaware	Delaware
(State or jurisdiction of	(State or jurisdiction of	(State or jurisdiction of	(State or jurisdiction of
incorporation or organization of	incorporation or organization of	incorporation or organization	incorporation or organization
the issuing entity)	the issuing entity)	of the depositor)	of the sponsor)

c/o Wilmington Trust	c/o Discover Bank	c/o Discover Bank	12 Read’s Way
Company,	12 Read’s Way	12 Read’s Way	New Castle, Delaware
Rodney Square North	New Castle, Delaware	New Castle, Delaware	19720
1100 North Market	19720	19720
Street,
Wilmington, Delaware
19890-0001

(Address of principal executive	(Address of principal executive	(Address of principal executive	(Address of principal executive
offices of the issuing entity)	offices of the issuing entity)	offices of the depositor)	offices of the sponsor)

Michael F. Rickert,
Vice President, Chief Financial Officer and Treasurer
Discover Funding LLC
(302) 323-7315
(Name and telephone number, including area code, of the person to contact in connection with this filing)

1

51-0020270
(I.R.S. Employer Identification No. of the sponsor)

47-4047337
(IRS Employer Identification No. of
the depositor)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
DiscoverSeries Class A Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class B Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class C Notes	[___]	[___]	[_X_]	[___]
DiscoverSeries Class D Notes	[___]	[___]	[_X_]	[___]
Credit Card Pass-Through Certificates	[___]	[___]	[_X_]	[___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The interest of Discover Card Execution Note Trust (the “Note Issuance Trust”) in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the “Master Trust”). No assets securitized by Discover Bank and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from September 1, 2016 to September 30, 2016. Discover Bank filed its most recent Form ABS-15G on February 5, 2016. The CIK number of Discover Bank is 0000894327.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

The Master Trust owns receivables in card accounts that have been randomly selected at various times from the aggregate Discover card portfolio. Therefore, the performance of the accounts designated to the Master Trust may differ materially from the performance of the aggregate Discover card portfolio, which consists of all card accounts originated by Discover Bank, including those that have not been designated to the Master Trust.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

On September 21, 2016, the Note Issuance Trust issued $1,200,000,000 principal amount of DiscoverSeries Class A(2016-4) Notes (the “Class A(2016-4) Notes”) pursuant to the Amended and Restated Indenture, dated as of December 22, 2015, as supplemented by the Second Amended and Restated Indenture Supplement, dated as of December 22, 2015, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, and the Class A(2016-4) Terms Document, dated as of September 21, 2016, between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. Information regarding the sale of the Class A(2016-4) Notes has been previously included in a Current Report on Form 8-K, filed by the Note Issuance Trust on September 21, 2016, and is incorporated herein by reference.

On September 21, 2016, the Note Issuance Trust, pursuant to Section 2.03 of the Amended and Restated Note Purchase Agreement (the “Note Purchase Agreement”), dated as of January 1, 2016, among the Note Issuance Trust, as Issuer, Discover Bank, as Sponsor, Discover Funding LLC, as Transferor, and Discover Properties LLC (“Discover Properties”), an affiliate of Discover Bank, as Purchaser, and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the DiscoverSeries Class D(2009-1) Notes (the “Class D Notes”). The increase in the Outstanding Dollar Principal Amount of the Class D Notes on September 21, 2016 was in the amount of $111,475,410.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

As described in Item 3, on September 21, 2016, Discover Properties increased the Outstanding Dollar Principal Amount of the Class D Notes by $111,475,410 to $1,885,327,870. Discover Properties’ interest in the Class D Notes is not used to satisfy legal requirements regarding risk retention in the Note Issuance Trust.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Not applicable.

Item 10. Exhibits.

Exhibit No.                             Description

99.1	Series 2007-CC Monthly Statement
99.2	DiscoverSeries Monthly Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 17, 2016

DISCOVER FUNDING LLC
(as Depositor for Discover Card Master Trust I and
Discover Card Execution Note Trust and as registrant
under Commission File Number 333-205455)

By: /s/ Michael F. Rickert
Name: Michael F. Rickert
Title: Vice President, Chief Financial Officer and
Treasurer

DISCOVER BANK
(as registrant under Commission File Numbers
333-141703-01, 333-167413-01and 333-191359-01)

By: /s/ Michael F. Rickert
Name: Michael F. Rickert
Title: Vice President, Chief Financial Officer and
Assistant Treasurer